Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,312,000	$ 2,095,399	$ 1,454,865
Less: accumulated depreciation	(1,679,000)	(1,430,983)	(1,158,940)
Net property and equipment	633,000	664,416	295,925
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	251,000	227,206	216,486
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,122,000	1,011,173	444,906
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	770,000	692,143	651,016
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	94,000	89,774	84,433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 75,000	$ 75,103	$ 58,024